DEBT	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
DEBT

Note 9 — DEBT

Debt consisted of the following loans:

			Effective
Lender	December 31, 2016	Term	Interest Rate
Wenzhou Bank	$100,795	November 24, 2016 to November 24, 2017	6.35%
Bank of China Longwan Branch	290,866	April 13, 2016 to April 14, 2019	5.70%
Bank of China Longwan Branch	285,107	June 8, 2016 to April 14, 2019	5.70%
Party A loan *	143,993	October 25, 2016 to October 25, 2017	4.35%
Total	$820,761
Less: current portion	287,986
Long term portion	532,775

* Party A is an unrelated party

			Effective
Lender	December 31, 2015	Term	Interest Rate
Wenzhou Bank	$107,830	November 9, 2015 to November 9, 2016	9.00%
Wenzhou Bank	73,170	November 26, 2015 to November 26, 2016	3.92%
Bank of China Longwan Branch	223,362	April 21, 2015 to April 20, 2016	6.69%
Bank of China Longwan Branch	97,047	April 21, 2015 to April 20, 2016	6.96%
Bank of China Longwan Branch	312,707	June 8, 2015 to June 1, 2016	6.12%
Total	$814,116

All principal of the above loans are due upon maturity and interest payments are due on monthly basis. The loans outstanding were guaranteed by the Controlling Shareholder’s immediate family members and unrelated third parties. All outstanding loans as of December 31, 2015 had been repaid in full upon maturity.